Cover	12 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	QMMM HOLDINGS LIMITED
Entity Central Index Key	0001971542
Entity Primary SIC Number	7371
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 1301, Block C, Sea View Estate
Entity Address, Address Line Two	8 Watson Road Tin Hau
Entity Address, Country	HK
City Area Code	(852)
Local Phone Number	3549-6889
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of QMMM Holdings Limited and its subsidiaries (the “Company”) as of September 30, 2024 and 2023, and the related consolidated statements of operations and comprehensive (loss) income, changes in shareholders’ equity (deficit), and cash flows for each of the years in the three-year period ended September 30, 2024, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2024 and 2023, and the results of its operations and its cash flows for each of the years in the three-year period ended September 30, 2024, 2023 and 2022, in conformity with accounting principles generally accepted in the United States of America
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.